Leases - Summary of the changes in the right-of-use assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		₩ 4,046,164	₩ 3,989,697
Disposals		(94,072)	(34,103)
Depreciation	[1]	(524,128)	(493,335)
Effects of foreign currency movements		8,710	22,789
Business combination (Note 47)		1,938
Ending balance		4,011,097	4,046,164
Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		608,127	590,417
Acquisitions		369,153	316,925
Disposals		(75,563)	(26,930)
Depreciation	[2]	(287,886)	(289,585)
Effects of foreign currency movements		4,328	17,300
Business combination (Note 47)		1,051
Ending balance		619,210	608,127
Real estate | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		574,041	556,419
Acquisitions		350,328	295,228
Disposals		(72,323)	(22,829)
Depreciation	[2]	(271,299)	(271,895)
Effects of foreign currency movements		4,277	17,118
Business combination (Note 47)		1,051
Ending balance		586,075	574,041
Vehicle | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		21,849	20,621
Acquisitions		14,834	17,524
Disposals		(2,404)	(4,070)
Depreciation	[2]	(12,004)	(12,408)
Effects of foreign currency movements		52	182
Business combination (Note 47)		0
Ending balance		22,327	21,849
Others | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		12,237	13,377
Acquisitions		3,991	4,173
Disposals		(836)	(31)
Depreciation	[2]	(4,583)	(5,282)
Effects of foreign currency movements		(1)	0
Business combination (Note 47)		0
Ending balance		₩ 10,808	₩ 12,237

[1]	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.
[2]	Included in general administrative expense and other operating income(expense) of the consolidated statements of comprehensive income.